Allowance for expected credit losses - Disclosure of Expected Credit Loss (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Expected Credit Loss [Line Items]
Percentage increase (decrease) in UK unemployment rate (in percent)	1.00%
10pp increase in HPI £m
Schedule of Expected Credit Loss [Line Items]
ECL impact	£ (201)	£ (225)
10pp decrease in HPI £m
Schedule of Expected Credit Loss [Line Items]
ECL impact	305	370
1pp increase in unemployment £m
Schedule of Expected Credit Loss [Line Items]
ECL impact	178	192
1pp decrease in unemployment £m
Schedule of Expected Credit Loss [Line Items]
ECL impact	(172)	(178)
UK mortgages | 1pp increase in unemployment £m
Schedule of Expected Credit Loss [Line Items]
ECL impact	33	26
UK mortgages | 1pp decrease in unemployment £m
Schedule of Expected Credit Loss [Line Items]
ECL impact	(32)	(21)
Credit cards | 1pp increase in unemployment £m
Schedule of Expected Credit Loss [Line Items]
ECL impact	38	41
Credit cards | 1pp decrease in unemployment £m
Schedule of Expected Credit Loss [Line Items]
ECL impact	(38)	(41)
Other Retail | 1pp increase in unemployment £m
Schedule of Expected Credit Loss [Line Items]
ECL impact	19	25
Other Retail | 1pp decrease in unemployment £m
Schedule of Expected Credit Loss [Line Items]
ECL impact	(19)	(25)
Commercial Banking | 1pp increase in unemployment £m
Schedule of Expected Credit Loss [Line Items]
ECL impact	88	100
Commercial Banking | 1pp decrease in unemployment £m
Schedule of Expected Credit Loss [Line Items]
ECL impact	£ (83)	£ (91)